SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-32548)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 113	[X]
and

REGISTRATION STATEMENT (811-5972) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 114	[X]

VANGUARD INTERNATIONAL EQUITY
INDEX FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[X] immediately upon filling pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the Securities Act) and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on this 14th day of March, 2017.

VANGUARD INTERNATIONAL EQUITY FUNDS

BY:___________/s/ F. William McNabb III*

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	March 14, 2017
Officer
F. William McNabb III
/s/ Emerson U. Fullwood*	Trustee	March 14, 2017
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	March 14, 2017
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	March 14, 2017
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	March 14, 2017
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	March 14, 2017
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	March 14, 2017
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	March 14, 2017
Scott C. Malpass
/s/ André F. Perold*	Trustee	March 14, 2017
André F. Perold
/s/ J. Lawrence Wilson*	Trustee	March 14, 2017
J. Lawrence Wilson
/s/ Thomas J. Higgins*	Chief Financial Officer	March 14, 2017
Thomas J. Higgins

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE